Deposits	12 Months Ended
Dec. 31, 2015
Deposits [Abstract]
Deposits
Note 8.	Deposits

Time deposits that meet or exceed the FDIC Insurance limit of $250,000 at December 31, 2015 and 2014 were $5,522,522 and $8,578,639, respectively. The aggregate amount of time deposits in denominations of $100,000 to $250,000 at December 31, 2015 and 2014, was $22,958,312 and $25,292,009, respectively.  At December 31, 2015, the scheduled maturities of total time deposits are as follows:

2016	$44,538,587
2017	14,169,581
2018	4,270,314
2019	3,959,739
2020	2,638,972
$69,577,193